Organization and Description of Business - Schedule of Consolidated Financial Statement of the Company (Details)	6 Months Ended
Jun. 30, 2026
Baiya [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	Cayman Island/ October 18, 2021
Principal activities	Investment holding
Ruifeng BVI [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	BVI/October 25, 2021
% of ownership	100.00%
Principal activities	Investment holding
Baiya US [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	USA/ March 25, 2025
% of ownership	100.00%
Principal activities	Investment holding
Baiya HK [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Hong Kong/ May 20, 2025
% of ownership	100.00%
Principal activities	Investment holding
Baiya Chengdu [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/ May 20, 2025
% of ownership	100.00%
Principal activities	Consultancy and management support
BIYA Singapore [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	Singapore/ June 3, 2025
% of ownership	100.00%
Principal activities	Investment holding
BIYA Media [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	USA/ July 15, 2025
% of ownership	100.00%
Principal activities	Investment holding
Chuzhou Baiwo [Member]
Schedule of Consolidated Financial Statement of the Company [Line Items]
Place and date of incorporation	PRC – Mainland China/ December 23, 2025
% of ownership	51.00%
Principal activities	Technical Development, Consulting, and other related services